Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables And Accruals [Abstract]
Accrued professional fees	$ 401	$ 429
Accrued compensation	200	170
Accrued royalties	152	275
Accrued advertising expenses	76	134
Accrued director compensation and liability insurance	70	70
Other	381	355
Accrued expenses	$ 1,280	$ 1,433